Asset Impairment Charges (Reversals) - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2023 CAD ($) facility asset MW	Dec. 31, 2022 CAD ($) facility asset	Dec. 31, 2021 CAD ($) MW
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)			$ (48)	$ 9	$ 648
Recoverable amounts	$ 10,741		8,659	10,741
Estimated salvage value					33
Reversal of impairment loss			$ 21	$ 102
Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)					191
Discount rate, measurement input
Disclosure of impairment loss recognised or reversed [line items]
Discount rates	5.0			5.0
Wind Facilities
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges				$ 13	10
Number of assets | asset			2
Wind Facilities | Level III | Non-recurring fair value measurement | Investment property
Disclosure of impairment loss recognised or reversed [line items]
Recoverable amounts					65
Kent Hills Wind L.P.
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges					$ 2
Capacity of facility (in megawatts) | MW			167		167
Keephills Unit 1 | Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)					$ 94
Sundance Unit 4 | Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)					56
Kaybob Cogeneration Project | Corporate
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)			$ 0	(2)	27
Impairment charges		$ 27
Reversal of impairment loss	$ 2
Hydro
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)			$ (10)	$ 21	5
Number of facilities | facility			2	4
Hydro | Hydro Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of assets | asset				4
Hydro | Hydro Facilities | Level III | Non-recurring fair value measurement
Disclosure of impairment loss recognised or reversed [line items]
Recoverable amounts	89		$ 70	$ 89
Wind
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility				5
Solar
Disclosure of impairment loss recognised or reversed [line items]
Number of facilities | facility				1
Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charges (reversals)			$ (4)	$ 43	12
Wind and Solar | Wind and Solar Facilities
Disclosure of impairment loss recognised or reversed [line items]
Number of assets | asset			3	6
Wind and Solar | Wind and Solar Facilities | Level III | Non-recurring fair value measurement
Disclosure of impairment loss recognised or reversed [line items]
Recoverable amounts	$ 754		$ 540	$ 754
Reversal of impairment loss			17
Wind and Solar | Wind Facilities | Level III | Non-recurring fair value measurement
Disclosure of impairment loss recognised or reversed [line items]
Recoverable amounts			$ 130
Mining assets | Highvale Mine
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges					$ 195